Other operating income (expenses), net (Tables)	12 Months Ended
Dec. 31, 2022
Other Operating Income Expenses Net
Schedule of other operating income (expenses), net

	2022	2021	2020

Other operating income, net	64,638	71,877	70,288
Other operating expenses	(56,311)	(93,718)	37,368

Other operating income (expenses), net	8,327	(21,841)	107,656